FINANCE LEASE RECEIVABLES, NET - Summary of Movement of Allowance for Finance Lease Receivables (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Movement of allowance for finance lease receivables
Balance at the beginning of the year	¥ 22,171,266	$ 3,122,758	¥ 32,216,759
Additions/(Reversal)	(13,945,846)	(1,964,231)	51,609,763
Charge-offs	(10,064,201)	(1,417,513)	(61,655,256)
Balance at the end of the year	12,701,391	1,788,954	¥ 22,171,266
Adoption of ASC 326 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Movement of allowance for finance lease receivables
Balance at the end of the year	¥ 14,540,172	$ 2,047,940